UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Archon Capital Management LLC

Address:  1301 5th Ave, Suite 3008
          Seattle, WA  98101-2662



13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Constantinos J. Christofilis
Title:  Managing Member
Phone:  (206) 436-3600


Signature, Place and Date of Signing:

/s/ Constantinos J. Christofilis       Seattle, WA           March 2, 2011
---------------------------------  --------------------   ----------------------
          [Signature]                 [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total: $92,616
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE
                                                    Archon Capital Management LLC
                                                           December 31, 2008



COLUMN 1                        COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP        (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------                  --------       -----        --------  -------   --- ----  ----------  --------   -----   ------ ----
AMERICA SVC GROUP INC           COM            02364L109      234        21,900 SH        Sole        None          21,900
ANADARKO PETE CORP              COM            032511107    3,238        84,000 SH        Sole        None          84,000
ANSYS INC                       COM            03662Q105      952        34,141 SH        Sole        None          34,141
ATHEROS COMMUNICATIONS INC      COM            04743P108    1,089        76,100 SH        Sole        None          76,100
AUTODESK INC                    COM            052769106      491        25,000 SH        Sole        None          25,000
AVID TECHNOLOGY INC             COM            05367P100      352        32,274 SH        Sole        None          32,274
BANKRATE INC                    COM            06646V108    4,300       113,156 SH        Sole        None         113,156
BED BATH & BEYOND INC           COM            075896100      854        33,600 SH        Sole        None          33,600
BIOLASE TECHNOLOGY INC          COM            090911108      415       278,806 SH        Sole        None         278,806
BITSTREAM INC                   CL A           091736108      715       155,762 SH        Sole        None         155,762
BOEING CO                       COM            097023105    1,877        44,000 SH        Sole        None          44,000
CABELAS INC                     COM            126804301      765       131,200 SH        Sole        None         131,200
CANADIAN NAT RES LTD            COM            136385101    2,119        53,000 SH        Sole        None          53,000
CASH AMER INTL INC              COM            14754D100      547        20,000 SH        Sole        None          20,000
CHINA SEC & SURVE TECH INC      COM            16942J105      199        45,000 SH        Sole        None          45,000
CHINAEDU CORP                   SPONS ADR      16945L107      776       158,274 SH        Sole        None         158,274
CHINDEX INTERNATIONAL INC       COM            169467107    6,846       861,111 SH        Sole        None         861,111
CONSTANT CONTACT INC            COM            210313102      471        35,583 SH        Sole        None          35,583
CORE LABORATORIES N V           COM            N22717107    3,113        52,000 SH        Sole        None          52,000
DARDEN RESTAURANTS INC          COM            237194105    1,409        50,000 SH        Sole        None          50,000
EDAP TMS S A                    SPONSORED ADR  268311107      456       316,507 SH        Sole        None         316,507
ENERGIZER HLDGS INC             COM            29266R108    3,357        62,000 SH        Sole        None          62,000
EXPRESS 1 EXPEDITED SOLUTION    COM            30217Q108    4,097     3,562,270 SH        Sole        None       3,562,270
EZCORP INC                      CL A NON VTG   302301106      304        20,000 SH        Sole        None          20,000
FASTENAL CO                     COM            311900104    1,115        32,000 SH        Sole        None          32,000
FLOW INTL CORP                  COM            343468104      757       312,957 SH        Sole        None         312,957
FURMANITE CORPORATION           COM            361086101    6,365     1,180,863 SH        Sole        None       1,180,863
GARMIN LTD                      ORD            G37260109      192        10,000 SH        Sole        None          10,000
GOLDCORP INC NEW                COM            380956409    1,827        57,952 SH        Sole        None          57,952
HANESBRANDS INC                 COM            410345102    1,181        92,600 SH        Sole        None          92,600
HANSEN MEDICAL INC              COM            411307101      433        60,000 SH        Sole        None          60,000
HANSEN NAT CORP                 COM            411310105    1,358        40,500 SH        Sole        None          40,500
HARLEY DAVIDSON INC             COM            412822108      679        40,000 SH        Sole        None          40,000
HEALTH FITNESS CORP             COM NEW        42217V201    1,331       610,740 SH        Sole        None         610,740
INTERNATIONAL GAME TECHNOLOG    COM            459902102      357        30,000 SH        Sole        None          30,000
ISHARES SILVER TRUST            ISHARES        46428Q109    2,464       220,000 SH        Sole        None         220,000
JAGUAR MNG INC                  COM            47009M103      931       178,000 SH        Sole        None         178,000
JUPITERMEDIA CORP               COM            48207D101      490     1,289,538 SH        Sole        None       1,289,538
LECG CORP                       COM            523234102    5,115       762,353 SH        Sole        None         762,353
MARCHEX INC                     CL B           56624R108      913       156,660 SH        Sole        None         156,660
MCAFEE INC                      COM            579064106      971        28,100 SH        Sole        None          28,100
MEDTOX SCIENTIFIC INC           COM NEW        584977201      349        42,436 SH        Sole        None          42,436
NAVIGANT CONSULTING INC         COM            63935N107    1,111        70,000 SH        Sole        None          70,000
NETFLIX INC                     COM            64110L106    1,375        46,000 SH        Sole        None          46,000
NEWMONT MINING CORP             COM            651639106    2,361        58,000 SH        Sole        None          58,000
NTN BUZZTIME INC                COM NEW        629410309        7        50,000 SH        Sole        None          50,000
NUANCE COMMUNICATIONS INC       COM            67020Y100      829        80,000 SH        Sole        None          80,000
OCCAM NETWORKS INC              COM NEW        67457P309    2,986     1,244,057 SH        Sole        None       1,244,057
OPTELECOM NKF INC               COM PAR $0.03  683818207      274        65,113 SH        Sole        None          65,113
PANERA BREAD CO                 CL A           69840W108    2,508        48,000 SH        Sole        None          48,000
PENNEY J C INC                  COM            708160106    1,724        87,500 SH        Sole        None          87,500
PORTFOLIO RECOVERY ASSOCS IN    COM            73640Q105    1,692        50,000 SH        Sole        None          50,000
RED LION HOTELS CORP            COM            756764106       54        22,487 SH        Sole        None          22,487
RITCHIE BROS AUCTIONEERS        COM            767744105    2,086        97,365 SH        Sole        None          97,365
SEALY CORP                      COM            812139301      534       212,900 SH        Sole        None         212,900
SPDR GOLD TRUST                 GOLD SHS       78463V107    1,834        21,200 SH        Sole        None          21,200
SPECTRANETICS CORP              COM            84760C107      444       170,000 SH        Sole        None         170,000
TALBOTS INC                     COM            874161102       57        23,800 SH        Sole        None          23,800
TRIMBLE NAVIGATION LTD          COM            896239100    1,372        63,500 SH        Sole        None          63,500
ULTIMATE SOFTWARE GROUP INC     COM            90385D107      292        20,000 SH        Sole        None          20,000
VERISIGN INC                    COM            92343E102    1,820        95,400 SH        Sole        None          95,400
WORLD ACCEP CORP DEL            COM            981419104      395        20,000 SH        Sole        None          20,000
YAMANA GOLD INC                 COM            98462Y100    2,316       300,000 SH        Sole        None         300,000
ZALE CORP NEW                   COM            988858106      741       222,417 SH        Sole        None         222,417


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